Franchise arrangements - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Franchise Arrangements [Line Items]
Property and equipment, net	$ 1,308,732	$ 1,127,042
Land	128,120	123,129
Property and equipment under franchise arrangements
Franchise Arrangements [Line Items]
Property and equipment, net	135,431	102,925
Land	$ 24,764	$ 21,943
Initial franchise fee
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years